Annual Total Returns- Federated Hermes Government Obligations Fund (Cash Series Shares) [BarChart] - Cash Series Shares - Federated Hermes Government Obligations Fund - CS	2016	2017	2018	2019	2020
Total	0.01%	0.03%	0.85%	1.26%	0.14%